Financial Risk Management (Details)	12 Months Ended
Jun. 30, 2024
Financial Risk Management (Details) [Line Items]
Scenarios description	At June 30, 2024, as reference for probable scenarios I, II, III and IV, a variation in relation to the current market of 0%, -25%, -50%, +25%, +50%, respectively, was considered.
Probable Scenarios One [Member]
Financial Risk Management (Details) [Line Items]
Intensity of variation	0.00%
Probable Scenarios Two [Member]
Financial Risk Management (Details) [Line Items]
Intensity of variation	25.00%
Probable Scenarios Three [Member]
Financial Risk Management (Details) [Line Items]
Intensity of variation	50.00%
Probable Scenarios Four [Member]
Financial Risk Management (Details) [Line Items]
Intensity of variation	25.00%
Probable Scenarios Five [Member]
Financial Risk Management (Details) [Line Items]
Intensity of variation	50.00%